CAPITAL STOCK (Details Narrative) - CAD ($)	1 Months Ended	12 Months Ended		38 Months Ended
	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Feb. 12, 2016
IssuedCapitalLineItems [Line Items]
Preferred shares issued		0
Common shares issued		7,092,709			2,067,724
Common shares outstanding		7,092,709
Weighted average remaining contractual life of warrants		3 years 7 months 24 days
Option outstanding		0
Shares issued		0
Number of warrants purchased		600,000
Warrant exercise price		$0.12 - $0.135
Proceeds from warrants		$ 79,500
Jackpot
IssuedCapitalLineItems [Line Items]
Common shares issued		3,449,985
Office rent, office support services and miscellaneous office expenses				$ 382,499
Number of common stock sold	80,000
Kalpakian Bros
IssuedCapitalLineItems [Line Items]
Common shares issued			4,249,985
Common stock issued for settlement of debt			175,000
Value of stock issued for settlement of debt			$ 15,750
Share price			$ 0.09
Warrant exercise price			$ 0.12
Warrant expire date			Nov. 02, 2022